Financial Risk Management and Policies (Details) - Schedule of capital management - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Capital Management Abstract
Borrowing	$ 173,522,182	$ 179,302,447	$ 182,781,617	$ 187,014,715
Lease liability	90,873,411	91,923,742	89,781,180	87,511,733	$ 225,749,200
Less: cash and cash equivalents			(1,452,316)	(20,989,970)
Net debt	263,454,668	270,210,290	271,110,481	253,536,478	99,648,504	$ 128,721,211
Total capital	105,094,692	81,810,609	78,491,436	52,545,053
Capital and net debt	$ 368,549,360	$ 352,020,899	$ 349,601,917	$ 306,081,531	$ 149,907,122	$ 159,967,784
Gearing ratio	71.00%	77.00%	78.00%	83.00%	66.00%	80.00%